INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
	December 31,
	2024	2023

Cost:
Acquired technology	$45,607	$45,607
Customer relationships and brand name	9,817	9,817

	55,424	55,424

Accumulated amortization:
Acquired technology	33,857	29,889
Customer relationships and brand name	9,817	9,817

	43,674	39,706

Intangible assets, net	$11,750	$15,718

Schedule of Future Estimated Amortization Expenses
December 31,

2025	$3,968
2026	3,725
2027	3,662
2028	395

Total	$11,750